Property, Machinery and Equipment (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Machinery and Equipment
Note 4. Property, Machinery and Equipment
Property, machinery and equipment, net consisted of the following:

(in thousands)	September 30, 2024	December 31, 2023
Computer equipment	$10	$10
Leasehold improvements	2,391	2,394
Machinery and equipment	2,839	3,411
Property, machinery and equipment, gross	5,240	5,815

(in thousands)	September 30, 2024	December 31, 2023
Less: accumulated depreciation	(2,871)	(2,563)
Property, machinery and equipment, net	$2,369	$3,252

Depreciation expense related to property, machinery and equipment was $0.2 million and $0.6 million for the three and nine months ended September 30, 2024, respectively and $0.2 million and $0.6 million for the three and nine months ended September 30, 2023. Depreciation expense is recorded within operating expenses. During three months ended September 30, 2024, the Company sold machinery and equipment with an original cost of $0.6 million and net book value of $0.3 million and received $0.1 million in proceed from said sale.

Note 4. Property, Machinery and Equipment
Property, machinery and equipment, net consisted of the following:

(in thousands)	December 31, 2023	December 31, 2022
Computer equipment	$10	$10
Leasehold improvements	2,394	2,281
Machinery and equipment	3,411	3,411
Construction in-progress	—	106
Property, machinery and equipment, gross	5,815	5,808
Less: accumulated depreciation	(2,563)	(1,792)
Property, machinery and equipment, net	$3,252	$4,016

Depreciation expense related to property, machinery and equipment was $0.8 million and $1.0 million for the years ended December 31, 2023 and 2022, respectively. Depreciation expense is recorded within operating expenses.